LEASES - Maturity of finance leases (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 336	$ 360
Unearned finance income on lease receipts	(199)	(215)
Discounted unguaranteed residual value	8	7
Finance lease receivable	145	152
Less current portion	(7)	(7)
Total non-current	138	145	$ 0
Less than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	23	23
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	23	24
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	22	23
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	22	22
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	22	22
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 224	$ 246